SEGMENT INFORMATION - Intersegment sales (Details) - Operating segment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total	$ 174.2	$ 174.9	$ 164.9
Americas
Segment Reporting Information [Line Items]
Total	22.3	29.9	25.3
Asia Pacific
Segment Reporting Information [Line Items]
Total	100.0	102.7	90.5
Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Total	$ 51.9	$ 42.3	$ 49.1